Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

In January and April 2026, the Group granted a total of approximately 1.0 million share awards to the designated recipients under the 2023 Plan. Each share award either entitles the recipient to purchase one ordinary share of the Group at an exercise price ranging from US$9.34 to US$11.21 per share, or entitles the recipient to receive one ordinary share of the Group upon vesting. The share awards vest over periods ranging from two to seven years, and the recipient shall continue to provide services to the Group by each vesting date. The options granted expire on the tenth anniversary of the date of grant.

In January, February and March 2026, the Group entered into additional loan agreements with BIT Group under the BIT Assets Collateralized Loan arrangement, pursuant to which additional financing facilities of US$50.0 million were made available in each respective month, resulting in an aggregate increase of US$150.0 million. Loans drawn under these facilities bear a variable interest rate equal to 9.0% plus a market-based reference rate and are repayable in fixed monthly instalments over a 24-month term. The facilities are collateralized by assets of the Group, including mining rigs and other assets as agreed between the parties, and are maintained in compliance with agreed loan-to-value requirements. As of April 30, 2026, the Group had an aggregate outstanding balance of approximately US$516.4 million under the facilities.

In January and February 2026, the Group fully repaid the outstanding balance of US$67.2 million under the BIT BTC Collateralized Loan.

In February 2026, the Group repaid an existing financing facility with a commercial bank with a principal amount of US$26.0 million which was unsecured and bore interest at a rate of 10.31% per annum. The Group subsequently drawn down US$26.0 million from the same financing facility which is then due in July 2026.

In February 2026, the Group issued US$375.0 million in aggregate principal amount of 5.00% Convertible Senior Notes due 2032 (“the February 2026 convertible senior notes”). In connection with the issuance of February 2026 convertible senior notes, the Group entered into capped call transactions with certain holders of the February 2026 convertible senior notes for a premium of approximately US$33.7 million. The Group also completed a registered direct offering of 5,503,030 Class A ordinary shares at a price of US$7.94 per share with certain holders of the November 2024 convertible senior notes. The Group used the net proceeds from the registered direct offering and a portion of the net proceeds from the issuance of the February 2026 convertible senior notes to repurchase US$135.0 million in aggregate principal amount of the November 2024 convertible senior notes.

In February 2026, the Group entered into a loan agreement with BIT Group for a financing facility of up to 800 Bitcoin. The facility was subsequently amended to increase the maximum facility to 3,000 Bitcoin and was further amended and restated in March 2026 to increase the maximum facility to 6,000 Bitcoin. Loans drawn under the facility bear interest at 3.00% per annum, payable weekly in arrears. Each drawdown has a tenor as agreed between the parties. The loans are secured by collateral in the form of stablecoins or fiat currency and are subject to a loan-to-value ratio. As of April 30, 2026, the Group had an outstanding balance of approximately 2,802 Bitcoin under the facility.

In February 2026, the Group entered into the BIT Structured Product Agreement with BIT Group, pursuant to which the Group entered into put option transactions with total premium paid amounted to approximately US$6.4 million.

In March 2026, the Group entered into an agreement with Data Center Installations AS (“DCI”), a Norwegian data center and critical infrastructure specialized contractor for the design and execution of the conversion of its existing mining datacenter in Tydal, Norway into an AI datacenter.

For the period from January 1, 2026 to April 30, 2026, the Group newly issued 4,636,064 Class A ordinary shares with net proceeds of US$60.0 million.

There were no other material subsequent events during the period from December 31, 2025 to the approval date of these consolidated financial statements on April 30, 2026.